Bank Loans (Details) $ in Thousands, ¥ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
Bank Loans [Line Items]
Bank loans	$ 30	$ 50
Short-term bank loans interest expense	$ 1,000	$ 600
Weighted average interest rate	3.20%		3.20%	3.49%
Real estate amount	$ 41,200			$ 24,600
Aggregate credit line	77,400		¥ 553.9
Bank Loans of Credit line [Member]
Bank Loans [Line Items]
Aggregate credit line	$ 101,100		¥ 724.0